UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Mid Cap II

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

In December 2006, the Board of Trustees approved a new management contract for Fidelity® Advisor Mid Cap II Fund. Fund shareholders have been asked to vote on the new management contract at a shareholder meeting on or about May 21, 2008. If approved by shareholders, the new management contract will add a performance adjustment component to the management fee based on the fund's performance versus the Standard & Poor's® MidCap 400 Index and will allow the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after March 17, 2008.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Investments - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Class A
Actual	$ 1,000.00	$ 1,121.10	$ 6.05
HypotheticalA	$ 1,000.00	$ 1,019.09	$ 5.76
Class T
Actual	$ 1,000.00	$ 1,120.20	$ 6.94
HypotheticalA	$ 1,000.00	$ 1,018.25	$ 6.61
Class B
Actual	$ 1,000.00	$ 1,116.50	$ 10.02
HypotheticalA	$ 1,000.00	$ 1,015.32	$ 9.54
Class C
Actual	$ 1,000.00	$ 1,117.00	$ 9.92
HypotheticalA	$ 1,000.00	$ 1,015.42	$ 9.44
Institutional Class
Actual	$ 1,000.00	$ 1,123.00	$ 4.63
HypotheticalA	$ 1,000.00	$ 1,020.43	$ 4.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.15%
Class T	1.32%
Class B	1.91%
Class C	1.89%
Institutional Class	.88%

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Juniper Networks, Inc.	2.6	2.3
Altera Corp.	2.4	0.2
Thermo Fisher Scientific, Inc.	2.3	2.3
AGCO Corp.	2.1	2.4
Gentex Corp.	1.7	0.5
Ameriprise Financial, Inc.	1.7	1.5
AllianceBernstein Holding LP	1.6	1.5
Cisco Systems, Inc.	1.5	1.1
Apple, Inc.	1.4	0.5
Cooper Industries Ltd. Class A	1.4	0.7
	18.7
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.7	12.2
Industrials	13.1	14.2
Energy	12.8	14.2
Consumer Discretionary	12.4	10.8
Health Care	12.1	12.6
Asset Allocation (% of fund's net assets)
As of June 30, 2007*		As of December 31, 2006**
	Stocks 96.9%		Stocks 96.6%
	Short-Term Investments and Net Other Assets 3.1%		Short-Term Investments and Net Other Assets 3.4%
* Foreign investments	26.1%	** Foreign investments	28.1%

Semiannual Report

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 2.3%
Amerigon, Inc. (a)	98,817	$ 1,777,718
Autoliv, Inc.	30	1,706
Automotive Axles Ltd.	4,661	56,340
Fuel Systems Solutions, Inc. (a)	106,351	1,763,300
Gentex Corp.	1,705,818	33,587,556
Hawk Corp. Class A (a)	25,000	341,500
Hota Industrial Manufacturing Co. Ltd.	558,000	814,673
Minth Group Ltd.	3,360,000	5,156,538
New Focus Auto Tech Holdings Ltd.	1,100,400	313,829
Xinyi Glass Holdings Co. Ltd.	1,592,000	1,421,138
		45,234,298
Automobiles - 0.2%
Geely Automobile Holdings Ltd.	22,420,000	3,498,107
Great Wall Motor Co. Ltd. (H Shares)	521,000	756,927
Hyundai Motor Co.	537	42,432
		4,297,466
Distributors - 0.2%
ABC-Mart, Inc.	189,500	4,338,990
Diversified Consumer Services - 0.0%
Capella Education Co.	4,800	220,944
Raffles Education Corp. Ltd.	55,000	81,883
Strayer Education, Inc.	1,500	197,565
		500,392
Hotels, Restaurants & Leisure - 1.8%
Applebee's International, Inc.	125,700	3,029,370
Buffalo Wild Wings, Inc. (a)(d)	32,404	1,347,682
CKE Restaurants, Inc.	113,145	2,270,820
Fun Technologies, Inc. (a)	407,700	1,358,681
Home Inns & Hotels Management, Inc. ADR	6,600	212,586
Jollibee Food Corp.	506,900	575,773
Krispy Kreme Doughnuts, Inc. (a)	52,914	489,984
McCormick & Schmick's Seafood Restaurants (a)	200	5,188
Red Robin Gourmet Burgers, Inc. (a)	170	6,863
Ruby Tuesday, Inc.	131,700	3,467,661
Sonic Corp. (a)	404,516	8,947,894
St. Marc Holdings Co. Ltd. (d)	116,600	5,831,893
Starwood Hotels & Resorts Worldwide, Inc.	111,800	7,498,426
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
TAJ GVK Hotels & Resorts Ltd.	58,333	$ 223,184
Yoshinoya D&C Co. Ltd. (d)	741	1,383,810
		36,649,815
Household Durables - 0.9%
Cyrela Brazil Realty SA	85,600	1,062,290
Daito Trust Construction Co.	139,900	6,667,855
Henry Boot PLC	102,500	526,925
Nihon Eslead Corp.	60,200	1,124,229
Sekisui House Ltd.	142,000	1,896,638
Tele Atlas NV (a)	7,300	156,892
The Stanley Works	101,700	6,173,190
Woongjin Coway Co. Ltd.	6,040	204,635
		17,812,654
Internet & Catalog Retail - 1.3%
N Brown Group PLC	255,704	1,566,112
Priceline.com, Inc. (a)(d)	343,257	23,595,486
		25,161,598
Leisure Equipment & Products - 0.7%
Giant Manufacturing Co. Ltd.	731,000	1,346,344
Mizuno Corp. (d)	30,000	171,971
Oakley, Inc.	420,755	11,949,442
		13,467,757
Media - 1.7%
Adlabs Films Ltd.	70,769	983,781
Cinemax India Ltd.	56,665	221,766
Clear Media Ltd. (a)	1,000	1,087
cyber communications, Inc. (d)	1,178	854,136
CyberAgent, Inc. (d)	824	537,915
E.W. Scripps Co. Class A	22,800	1,041,732
Eros International plc	203,000	1,579,622
Inox Leisure Ltd.	33,904	112,232
Marvel Entertainment, Inc. (a)(d)	136,400	3,475,472
Omnicom Group, Inc.	467,852	24,758,728
ProQuest Co. (a)	9,800	93,492
PVR Ltd. (a)	82,480	424,764
RRSat Global Communications Network Ltd.	46,300	924,611
Trader Classified Media NV Class A (NY Shares)	8,000	2,382
ValueCommerce Co. Ltd. (d)	193	116,590
		35,128,310
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.1%
Lifestyle International Holdings Ltd.	520,500	$ 2,020,306
Ryohin Keikaku Co. Ltd.	12,900	799,180
		2,819,486
Specialty Retail - 1.6%
Build-A-Bear Workshop, Inc. (a)(d)	282	7,371
DSW, Inc. Class A (a)(d)	95,600	3,328,792
Gamestop Corp. Class A (a)	262,700	10,271,570
Golfsmith International Holdings, Inc.	100	691
Inditex SA	88,500	5,242,591
Lewis Group Ltd.	149,800	1,303,512
Nafco Co. Ltd.	400	11,595
Otsuka Kagu Ltd.	21,300	549,968
Ross Stores, Inc.	293,500	9,039,800
Yamada Denki Co. Ltd.	16,430	1,718,240
		31,474,130
Textiles, Apparel & Luxury Goods - 1.6%
Asics Corp.	1,282,300	15,856,957
China Grand Forestry Resources Group Ltd. (a)	1,764,000	340,654
China Ting Group Holdings Ltd.	1,268,000	437,845
Columbia Sportswear Co.	45,200	3,104,336
Liz Claiborne, Inc.	40,400	1,506,920
Perry Ellis International, Inc. (a)	38,344	1,233,526
Phoenix Footwear Group, Inc. (a)	500	1,650
Polo Ralph Lauren Corp. Class A	6,100	598,471
Ports Design Ltd.	600,500	1,689,559
Quiksilver, Inc. (a)	4,800	67,824
VF Corp.	49,183	4,504,179
Volcom, Inc. (a)	14,200	711,846
Yue Yuen Industrial Holdings Ltd.	751,000	2,329,107
		32,382,874
TOTAL CONSUMER DISCRETIONARY		249,267,770
CONSUMER STAPLES - 5.3%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	10,062	395,940
C&C Group PLC	10,200	137,771
Fomento Economico Mexicano SA de CV sponsored ADR	17,100	672,372
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Grupo Modelo SA de CV Series C	25,400	$ 137,431
Jones Soda Co. (a)(d)	8,600	120,572
		1,464,086
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	252,300	9,196,335
Daikokutenbussan Co. Ltd.	16,300	166,626
Heng Tai Consumables Group Ltd. (a)	6,268,400	1,346,802
Metro AG	74,000	6,157,320
Performance Food Group Co. (a)	138,647	4,504,641
Plant Co. Ltd.	9,800	29,760
Safeway, Inc.	92,584	3,150,634
Valor Co. Ltd.	136,800	1,560,604
Whole Foods Market, Inc. (d)	57,144	2,188,615
		28,301,337
Food Products - 1.8%
Britannia Industries Ltd.	6,665	259,109
CCL Products (India) Ltd.	25,053	177,148
Cermaq ASA	45,400	792,953
Chiquita Brands International, Inc.	144,000	2,730,240
Corn Products International, Inc.	394,389	17,924,980
Green Mountain Coffee Roasters, Inc. (a)	135	10,630
Groupe Danone	57,040	4,633,420
Groupe Danone sponsored ADR	37,400	608,124
Hormel Foods Corp.	176,799	6,603,443
IAWS Group PLC (Ireland)	700	14,684
REI Agro Ltd. (a)	41,028	221,769
Seaboard Corp.	100	234,500
Wimm-Bill-Dann Foods OJSC sponsored ADR	22,600	2,350,626
		36,561,626
Personal Products - 2.0%
Avon Products, Inc.	420,750	15,462,563
Concern Kalina OJSC sponsored ADR	7,900	308,530
Godrej Consumer Products Ltd.	39,133	139,343
Hengan International Group Co. Ltd.	6,557,000	23,312,436
Natura Cosmeticos SA	34,500	498,069
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
NBTY, Inc. (a)	12,600	$ 544,320
Shiseido Co. Ltd. sponsored ADR	45,700	961,985
		41,227,246
TOTAL CONSUMER STAPLES		107,554,295
ENERGY - 12.8%
Energy Equipment & Services - 9.1%
BJ Services Co.	752,300	21,395,412
Cameron International Corp. (a)	87,200	6,232,184
Dresser-Rand Group, Inc. (a)	407,600	16,100,200
Dril-Quip, Inc. (a)	342,800	15,408,860
ENSCO International, Inc.	68,800	4,197,488
Global Industries Ltd. (a)	272,093	7,297,534
Helmerich & Payne, Inc.	1,100	38,962
Input/Output, Inc. (a)(d)	298,662	4,662,114
Metretek Technologies, Inc. (a)(d)	275,153	4,248,362
Nabors Industries Ltd. (a)	326,600	10,901,908
National Oilwell Varco, Inc. (a)	79,000	8,234,960
Newpark Resources, Inc. (a)	1,582,124	12,261,461
Oil States International, Inc. (a)	17,600	727,584
Parker Drilling Co. (a)	1,940,131	20,448,981
Patterson-UTI Energy, Inc.	248,800	6,521,048
RPC, Inc.	518,327	8,832,292
Saipem SpA	18,000	617,556
Tidewater, Inc.	139,600	9,894,848
TODCO (a)	119,000	5,617,990
Weatherford International Ltd. (a)	366,900	20,267,556
		183,907,300
Oil, Gas & Consumable Fuels - 3.7%
Canadian Natural Resources Ltd.	32,000	2,126,224
Cosmo Oil Co. Ltd.	368,000	2,031,828
Evergreen Energy, Inc. (a)(d)	370,055	2,231,432
Helix Energy Solutions Group, Inc. (a)	106,500	4,250,415
Hess Corp.	161,100	9,498,456
Holly Corp.	20,800	1,543,152
International Coal Group, Inc. (a)(d)	1,093,675	6,540,177
Newfield Exploration Co. (a)	71,200	3,243,160
Nippon Oil Corp.	167,000	1,553,930
Noble Energy, Inc.	78,400	4,891,376
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.	100	$ 4,838
Penn Virginia Resource Partners LP	88,483	2,751,821
Petrobras Energia Participaciones SA sponsored ADR (B Shares)(a)	200	2,170
Petrohawk Energy Corp. (a)	354,282	5,618,913
Plains Exploration & Production Co. (a)	50,900	2,433,529
Southwestern Energy Co. (a)	13,100	582,950
Sunoco, Inc.	104,400	8,318,592
Tesoro Corp.	40,760	2,329,434
Toreador Resources Corp. (a)(d)	70,969	1,064,535
Valero Energy Corp.	193,802	14,314,216
		75,331,148
TOTAL ENERGY		259,238,448
FINANCIALS - 9.7%
Capital Markets - 5.3%
Acta Holding ASA	428,000	2,249,881
AllianceBernstein Holding LP	363,400	31,648,506
Ameriprise Financial, Inc.	523,734	33,293,770
Charlemagne Capital Ltd.	493,100	703,038
EFG International	44,210	2,041,130
JAFCO Co. Ltd.	12,300	567,262
Janus Capital Group, Inc.	115,022	3,202,212
Japan Asia Investment Co. Ltd.	238,000	1,489,915
Julius Baer Holding AG (Bearer)	54,590	3,928,013
Korea Investment Holdings Co. Ltd.	110,330	7,547,608
Man Group plc	116,300	1,422,271
Marusan Securities Co. Ltd. (d)	359,900	4,047,268
Mirae Asset Securities Co. Ltd.	48,737	4,394,429
MPC Muenchmeyer Petersen Capital AG	15,000	1,539,831
New Star Asset Management Group PLC	70,000	635,363
Sparx Group Co. Ltd. (d)	3,139	2,332,076
T. Rowe Price Group, Inc.	84,037	4,360,680
W.P. Carey & Co. LLC	32,135	1,010,646
		106,413,899
Commercial Banks - 0.7%
Allahabad Bank	202,408	412,633
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	19,100	848,804
Bank of Baroda	269,937	2,160,162
Capitol Bancorp Ltd.	96,502	2,637,400
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Corp. Bank Ltd.	45,140	$ 362,902
Erste Bank AG	2,400	187,744
Fukuoka Financial Group, Inc. (a)	180,400	1,192,316
Iyo Bank Ltd.	55,000	522,938
Juroku Bank Ltd.	311,000	1,977,208
Oriental Bank of Commerce	40,643	231,251
Sumitomo Trust & Banking Co. Ltd.	292,600	2,791,531
The Jammu & Kashmir Bank Ltd.	101	1,682
UCO Bank (a)	379,897	222,642
Uniao de Bancos Brasileiros SA (Unibanco) GDR	4,600	519,202
		14,068,415
Insurance - 0.6%
Admiral Group PLC	327,100	5,839,392
eHealth, Inc.	29,875	570,314
KMG America Corp. (a)	257,878	1,353,860
Penn Treaty American Corp. (a)	43,162	246,887
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	76,000	537,011
Reinsurance Group of America, Inc.	46,911	2,825,919
Universal American Financial Corp. (a)	8,400	178,752
		11,552,135
Real Estate Investment Trusts - 1.0%
American Financial Realty Trust (SBI)	51,300	529,416
British Land Co. PLC	394	10,602
CFS Retail Property Trust	749,500	1,366,408
DA Office Investment Corp. (d)	24	157,843
General Growth Properties, Inc.	37,200	1,969,740
Hospitality Properties Trust (SBI)	82,200	3,410,478
K-REIT Asia	127,000	237,174
Land Securities Group PLC	35,439	1,240,407
RAIT Financial Trust (SBI)	48,500	1,261,970
Senior Housing Properties Trust (SBI)	508,963	10,357,397
		20,541,435
Real Estate Management & Development - 1.9%
Ayala Land, Inc.	3,521,280	1,333,241
Babis Vovos International Technical SA	2,800	90,570
Capital & Regional PLC	125,100	2,921,611
CB Richard Ellis Group, Inc. Class A (a)	37,000	1,350,500
Derwent London PLC	58,500	2,155,645
Fabege AB	157,600	1,739,743
Hopson Development Holdings Ltd.	1,984,000	5,569,470
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Joint Corp.	4,900	$ 153,970
Kenedix, Inc. (d)	1,666	3,111,237
Keppel Land Ltd.	284,000	1,622,645
Kerry Properties Ltd.	1,473,896	9,255,204
Megaworld Corp.	2,953,000	255,560
Mirland Development Corp. PLC	15,200	181,613
New World China Land Ltd.	3,098,400	2,635,098
Patrizia Immobilien AG	187,300	3,325,813
Robinsons Land Corp.	1,226,000	517,244
Sankei Building Co. Ltd.	110,200	1,113,095
Shun Tak Holdings Ltd.	354,000	520,641
Songbird Estates PLC Class B	140,800	777,536
		38,630,436
Thrifts & Mortgage Finance - 0.2%
BankUnited Financial Corp. Class A	96,947	1,945,726
Clayton Holdings, Inc. (a)	200	2,278
Hypo Real Estate Holding AG	2,900	188,433
Radian Group, Inc.	56,300	3,040,200
		5,176,637
TOTAL FINANCIALS		196,382,957
HEALTH CARE - 12.1%
Biotechnology - 0.7%
3SBio, Inc. ADR	13,100	126,284
Alnylam Pharmaceuticals, Inc. (a)(d)	19,268	292,681
Basilea Pharmaceutica AG (a)	7,000	1,550,016
BioCryst Pharmaceuticals, Inc. (a)(d)	142,551	1,101,919
Cepheid, Inc. (a)	16,000	233,600
CuraGen Corp. (a)	71,065	139,998
CytRx Corp. (a)(d)	44,272	138,129
deCODE genetics, Inc. (a)(d)	79,041	295,218
Genomic Health, Inc. (a)	176	3,309
Human Genome Sciences, Inc. (a)	321,454	2,867,370
Insmed, Inc. (a)	241,638	195,727
Medarex, Inc. (a)	43,400	620,186
Molecular Insight Pharmaceuticals, Inc. (d)	16,100	151,984
Orchid Cellmark, Inc. (a)	223,597	1,037,490
Q-Med AB	24,100	345,323
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Sangamo Biosciences, Inc. (a)(d)	547,793	$ 4,448,079
Seattle Genetics, Inc. (a)	92,950	911,840
		14,459,153
Health Care Equipment & Supplies - 2.7%
Angiodynamics, Inc. (a)	100	1,801
Beckman Coulter, Inc.	123,791	8,006,802
Becton, Dickinson & Co.	214,394	15,972,353
Edwards Lifesciences Corp. (a)	427,358	21,085,844
Gyrus Group PLC (a)	20,600	195,355
Inverness Medical Innovations, Inc. (a)	5,100	260,202
Mindray Medical International Ltd. sponsored ADR	28,400	867,052
Palomar Medical Technologies, Inc. (a)	49,723	1,725,885
Quidel Corp. (a)	287,294	5,044,883
ThermoGenesis Corp. (a)	282,134	778,690
		53,938,867
Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc.	53,480	2,437,084
Health Grades, Inc. (a)	80,500	524,055
Health Net, Inc. (a)	59,200	3,125,760
Humana, Inc. (a)	38,600	2,351,126
Laboratory Corp. of America Holdings (a)	92,400	7,231,224
Lincare Holdings, Inc. (a)	220,379	8,782,103
Medial Saude SA	38,000	620,497
Nighthawk Radiology Holdings, Inc. (a)	100	1,805
		25,073,654
Health Care Technology - 1.5%
Allscripts Healthcare Solutions, Inc. (a)	20,400	519,792
Cerner Corp. (a)	6,400	355,008
Eclipsys Corp. (a)	148,807	2,946,379
Health Corp. (a)	460,274	6,448,439
IMS Health, Inc.	444,700	14,288,211
Phase Forward, Inc. (a)	12,100	203,643
TriZetto Group, Inc. (a)	254,301	4,923,267
		29,684,739
Life Sciences Tools & Services - 4.8%
Albany Molecular Research, Inc. (a)	100	1,485
Applera Corp. - Celera Genomics Group (a)	100	1,240
Bio-Rad Laboratories, Inc. Class A (a)	100	7,557
Charles River Laboratories International, Inc. (a)	103,400	5,337,508
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Harvard Bioscience, Inc. (a)	452,836	$ 2,377,389
ICON PLC sponsored ADR	91,400	3,997,836
Invitrogen Corp. (a)	19,300	1,423,375
Millipore Corp. (a)	135,556	10,178,900
QIAGEN NV (a)(d)	1,041,700	18,531,843
Thermo Fisher Scientific, Inc. (a)	902,700	46,687,644
Third Wave Technologies, Inc. (a)	113,700	665,145
Varian, Inc. (a)	25,500	1,398,165
Ventana Medical Systems, Inc. (a)	13,612	1,051,799
Waters Corp. (a)	74,400	4,416,384
		96,076,270
Pharmaceuticals - 1.2%
Akorn, Inc. (a)(d)	196,818	1,375,758
Allergan, Inc.	28,926	1,667,295
BioMimetic Therapeutics, Inc.	9,500	148,485
Discovery Laboratories, Inc. (a)	479,844	1,357,959
Endo Pharmaceuticals Holdings, Inc. (a)	566,952	19,406,767
Wockhardt Ltd.	20,800	197,427
		24,153,691
TOTAL HEALTH CARE		243,386,374
INDUSTRIALS - 13.1%
Aerospace & Defense - 0.3%
Ceradyne, Inc. (a)	66,804	4,940,824
DHB Industries, Inc. (a)	21,100	110,775
DynCorp International, Inc. Class A	30,800	677,292
		5,728,891
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	100	5,252
Panalpina Welttransport Holding AG	19,250	4,081,328
		4,086,580
Airlines - 0.1%
TAM SA (PN) sponsored ADR (ltd. vtg.)	55,100	1,823,810
Building Products - 0.0%
Ameron International Corp.	10	902
Commercial Services & Supplies - 2.0%
Allied Waste Industries, Inc. (a)	1,077,900	14,508,534
Bio-Treat Technology Ltd.	199,378	113,915
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Equifax, Inc.	342,908	$ 15,231,973
Fuel Tech, Inc. (a)	32,100	1,099,425
Intertek Group PLC	100	1,976
Kenexa Corp. (a)	148,240	5,590,130
Korn/Ferry International (a)	60,000	1,575,600
Midas International Holdings Ltd.	2,051,000	249,188
Pike Electric Corp. (a)(d)	24,200	541,596
Randstad Holdings NV	14,900	1,186,749
Sinomem Technology Ltd.	608,000	603,454
Taiwan Secom Co.	38,000	64,997
		40,767,537
Construction & Engineering - 0.6%
Fluor Corp.	9,200	1,024,604
GS Engineering & Construction Corp.	5,820	696,120
Insituform Technologies, Inc. Class A (a)	100	2,181
IVRCL Infrastructures & Projects Ltd.	143,772	1,275,766
Jacobs Engineering Group, Inc. (a)	82,660	4,753,777
Nagarjuna Construction Co. Ltd.	39,871	175,324
Schmack Biogas AG	15,700	1,189,909
Shaw Group, Inc. (a)	31,419	1,454,386
Taihei Dengyo Kaisha Ltd.	165,000	1,252,639
		11,824,706
Electrical Equipment - 3.2%
Acuity Brands, Inc. (d)	51,400	3,098,392
Cooper Industries Ltd. Class A	498,958	28,485,512
Dongfang Electrical Machinery Co. Ltd. (H Shares)	356,000	1,971,404
First Solar, Inc.	182	16,251
Harbin Electric, Inc. (a)	13,467	222,340
Kalpataru Power Transmission Ltd.	8,997	329,376
Neo-Neon Holdings Ltd.	2,988,000	6,374,033
Nexans SA	4,100	686,959
Prysmian SpA	28,100	683,029
Renewable Energy Corp. AS	68,400	2,667,707
Rockwell Automation, Inc. (d)	145,417	10,097,756
Schneider Electric SA	21,600	3,044,078
Seoul Semiconductor Co. Ltd.	46,183	2,699,445
SolarWorld AG	92,400	4,276,852
		64,653,134
Industrial Conglomerates - 0.4%
McDermott International, Inc. (a)	13,500	1,122,120
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
NWS Holdings Ltd.	478,803	$ 1,194,068
Sequa Corp. Class A (a)	1,500	168,000
Shanghai Industrial Holdings Ltd. (H Shares)	214,000	821,056
Teleflex, Inc.	49,000	4,007,220
		7,312,464
Machinery - 5.9%
AGCO Corp. (a)	967,795	42,011,981
Badger Meter, Inc. (d)	159,144	4,497,409
China Infrastructure Machinery Holdings Ltd.	78,000	170,381
Circor International, Inc.	60,467	2,444,681
Crane Co.	169,716	7,713,592
Deere & Co.	198,300	23,942,742
Delachaux SA	11,932	1,147,855
Dover Corp.	140,559	7,189,593
Haitian International Holdings Ltd.	275,000	210,667
IDEX Corp.	450	17,343
Kadant, Inc. (a)	43,129	1,345,625
Krones AG	190	44,332
MAN AG	37,100	5,360,541
Parker Hannifin Corp.	44,300	4,337,413
Shanthi Gears Ltd.	31,268	54,666
Shin Zu Shing Co. Ltd.	242,000	1,862,676
SPX Corp.	113,120	9,933,067
Terex Corp. (a)	74,300	6,040,590
Uzel Makina Sanayi AS (a)	92,000	162,621
Vossloh AG	4,600	540,323
		119,028,098
Road & Rail - 0.4%
Con-way, Inc.	106,000	5,325,440
CSX Corp.	85,700	3,863,356
		9,188,796
TOTAL INDUSTRIALS		264,414,918
INFORMATION TECHNOLOGY - 22.7%
Communications Equipment - 5.0%
ADC Telecommunications, Inc. (a)	404,204	7,409,059
Alvarion Ltd. (a)	100	933
Cisco Systems, Inc. (a)	1,084,080	30,191,628
F5 Networks, Inc. (a)	123,204	9,930,242
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	2,059,904	$ 51,847,770
Plantronics, Inc.	1,900	49,818
RADWARE Ltd. (a)	78,300	1,139,265
Zhone Technologies, Inc. (a)	60	86
Zyxel Communications Corp.	203,400	376,483
		100,945,284
Computers & Peripherals - 2.7%
Acer, Inc.	1,839,000	3,763,378
Apple, Inc. (a)	236,151	28,819,868
ASUSTeK Computer, Inc.	111,000	306,487
I-Chiun Precision Industries Co. Ltd.	874,000	1,309,398
Lenovo Group Ltd.	1,274,000	751,118
Lexmark International, Inc. Class A (a)	150,500	7,421,155
Logitech International SA (a)	60,500	1,596,595
Sun Microsystems, Inc. (a)	1,927,300	10,137,598
Unisteel Technology Ltd.	561,875	821,836
		54,927,433
Electronic Equipment & Instruments - 2.3%
Agilent Technologies, Inc. (a)	264,341	10,161,268
China EnerSave Ltd.	2,983,000	418,783
CPI International, Inc.	182,125	3,611,539
Digital China Holdings Ltd. (H Shares)	4,274,000	1,863,917
Echelon Corp. (a)	1,080	16,880
Everlight Electronics Co. Ltd.	818,000	2,935,706
Gold Circuit Electronics Ltd.	1,079,000	840,394
Ingenico SA (d)	87,700	2,599,381
IPG Photonics Corp.	12,735	254,063
Itron, Inc. (a)	26,341	2,053,018
Maxwell Technologies, Inc. (a)(d)	75,952	1,080,037
Mettler-Toledo International, Inc. (a)	121,861	11,638,944
Motech Industries, Inc.	47,000	617,288
National Instruments Corp.	100	3,257
Nichicon Corp.	13,600	194,238
Nippon Electric Glass Co. Ltd.	136,500	2,410,584
Prime View International Co. Ltd. (a)	300,000	340,867
Sunpower Corp. Class A (a)(d)	72,600	4,577,430
Universal Display Corp. (a)	6,200	97,402
		45,714,996
Internet Software & Services - 1.9%
Blinkx PLC	902,800	788,617
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
DA Consortium, Inc.	237	$ 132,394
DealerTrack Holdings, Inc. (a)	238,638	8,791,424
eCollege.com (a)	35,853	797,729
F@N Communications, Inc. (d)	76	125,885
Internap Network Services Corp. (a)(d)	266,072	3,836,758
LBI International AB (a)	19,000	148,624
LivePerson, Inc. (a)	306,148	1,637,892
LoopNet, Inc.	135,600	3,163,548
Omniture, Inc.	67,519	1,547,535
Open Business Club AG	10,800	669,007
Open Text Corp. (a)	8,900	195,002
Rediff.com India Ltd. sponsored ADR (a)(d)	9,400	168,448
Sify Ltd. sponsored ADR (a)(d)	163,400	1,441,188
Tencent Holdings Ltd.	460,000	1,853,131
ValueClick, Inc. (a)	184,100	5,423,586
VistaPrint Ltd. (a)	48,859	1,868,857
Visual Sciences, Inc. (a)	167,929	2,597,862
Websense, Inc. (a)	149,555	3,178,044
		38,365,531
IT Services - 2.0%
Authorize.Net Holdings, Inc. (a)	97,089	1,736,922
Cap Gemini SA	8,900	654,901
Cognizant Technology Solutions Corp. Class A (a)	33,400	2,508,006
Mastercard, Inc. Class A	92,700	15,376,149
Nomura Research Institute Ltd.	672,100	19,809,377
Patni Computer Systems Ltd. sponsored ADR	1,700	42,857
SAIC, Inc.	5,900	106,613
		40,234,825
Semiconductors & Semiconductor Equipment - 6.1%
Altera Corp.	2,146,276	47,497,088
ANADIGICS, Inc. (a)	268,028	3,696,106
Arima Optoelectronics Corp.	409,000	560,283
ASML Holding NV (a)	28,500	782,325
ASML Holding NV (NY Shares) (a)	360,200	9,887,490
ATMI, Inc. (a)	426,659	12,799,770
Bright Led Electronics Corp.	232,000	384,777
Cree, Inc. (a)	207,665	5,368,140
Epistar Corp.	1,797,000	7,382,300
Global Mixed-Mode Tech, Inc.	20,000	254,123
Holtek Semiconductor, Inc.	285,000	578,879
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Integrated Device Technology, Inc. (a)	263,380	$ 4,021,813
International Rectifier Corp. (a)	12,400	462,024
Intersil Corp. Class A	246,886	7,767,034
LSI Corp. (a)	421,700	3,166,967
MediaTek, Inc.	173,000	2,705,437
O2Micro International Ltd. sponsored ADR (a)	30,300	335,573
Opto Technology Corp. (a)	2,010,000	1,712,859
Powertech Technology, Inc.	233,000	974,985
Richtek Technology Corp.	368,000	5,844,838
Saifun Semiconductors Ltd. (a)	700	8,316
Siliconware Precision Industries Co. Ltd. sponsored ADR	329,300	3,622,300
Soitec SA (a)(d)	14,200	303,841
Teradyne, Inc. (a)	169,400	2,978,052
Zetex PLC	211,100	377,280
		123,472,600
Software - 2.7%
Adobe Systems, Inc. (a)	157,400	6,319,610
Amdocs Ltd. (a)	92,400	3,679,368
Autonomy Corp. PLC (a)	902,800	13,052,971
Business Objects SA sponsored ADR (a)	124,800	4,847,232
Cadence Design Systems, Inc. (a)	239,601	5,261,638
Cognos, Inc. (a)	52,300	2,074,741
Electronic Arts, Inc. (a)	47,700	2,257,164
Interactive Intelligence, Inc. (a)	81,923	1,687,614
Kingdee International Software Group Co. Ltd.	616,000	557,766
Quality Systems, Inc.	74,545	2,830,474
Salary.com, Inc.	43,900	526,800
Sandvine Corp. (a)	420,600	2,329,538
Telelogic AB (a)(d)	823,000	2,526,976
The9 Ltd. sponsored ADR (a)(d)	37,400	1,730,124
THQ, Inc. (a)	200	6,104
Ubisoft Entertainment SA (a)	92,600	4,906,467
		54,594,587
TOTAL INFORMATION TECHNOLOGY		458,255,256
MATERIALS - 6.1%
Chemicals - 1.9%
Asian Paints India Ltd.	86,173	1,722,716
Ecolab, Inc.	381,200	16,277,240
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
JSR Corp.	90,400	$ 2,183,663
Kuraray Co. Ltd.	28,400	333,209
Lubrizol Corp.	41,800	2,698,190
Methanex Corp.	22,900	568,389
Sensient Technologies Corp.	189,600	4,813,944
Syngenta AG sponsored ADR	15,600	607,308
Terra Nitrogen Co. LP	24,918	3,166,330
Tokuyama Corp.	509,000	6,637,333
		39,008,322
Containers & Packaging - 0.0%
Essel Propack Ltd. (a)	201,674	323,226
Metals & Mining - 3.3%
Aditya Birla Minerals Ltd.	95,100	229,018
Alamos Gold, Inc. (a)	653,900	3,376,156
Aquarius Platinum Ltd. (Australia)	41,700	1,270,114
Barrick Gold Corp.	19,700	572,923
Eldorado Gold Corp. (a)	1,911,700	11,198,318
Freeport-McMoRan Copper & Gold, Inc. Class B	19,162	1,586,997
High River Gold Mines Ltd. (a)	2,047,800	5,574,860
IAMGOLD Corp.	929,700	7,156,574
Kinross Gold Corp. (a)	1,097,700	12,767,428
Lihir Gold Ltd. (a)	572,233	1,455,675
Lihir Gold Ltd. sponsored ADR	219,300	5,631,624
Lundin Mining Corp. (a)	274,260	3,310,944
Maharashtra Seamless Ltd.	16,870	276,039
Miramar Mining Corp. (a)	238,700	1,033,004
Newcrest Mining Ltd.	256,600	4,971,794
Newmont Mining Corp.	66,300	2,589,678
Royal Gold, Inc.	111,626	2,653,350
Shore Gold, Inc. (a)	194,100	892,833
		66,547,329
Paper & Forest Products - 0.9%
Gunns Ltd.	348,500	966,320
Lee & Man Paper Manufacturing Ltd.	1,882,000	5,210,929
Sino-Forest Corp. (a)	420,800	6,043,877
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	209,000	4,758,930
		16,980,056
TOTAL MATERIALS		122,858,933
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
LG Dacom Corp.	7,720	$ 210,580
Wireless Telecommunication Services - 0.0%
Sprint Nextel Corp.	8,900	184,319
TOTAL TELECOMMUNICATION SERVICES		394,899
UTILITIES - 2.7%
Electric Utilities - 0.0%
Entergy Corp.	1,225	131,504
Gas Utilities - 0.7%
Aegis Logistics Ltd.	15,164	50,403
AGL Resources, Inc.	342,800	13,876,544
		13,926,947
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	527,900	11,550,452
Black Hills Corp.	74,618	2,966,066
		14,516,518
Multi-Utilities - 1.3%
CH Energy Group, Inc.	8,381	376,894
CMS Energy Corp.	66,800	1,148,960
Sempra Energy	396,679	23,495,297
		25,021,151
TOTAL UTILITIES		53,596,120
TOTAL COMMON STOCKS (Cost $1,642,979,074)		1,955,349,970
Money Market Funds - 6.5%
	Shares	Value
Fidelity Cash Central Fund, 5.32% (b)	65,096,192	$ 65,096,192
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	65,153,319	65,153,319
TOTAL MONEY MARKET FUNDS (Cost $130,249,511)		130,249,511
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $1,773,228,585)		2,085,599,481
NET OTHER ASSETS - (3.4)%		(68,764,307)
NET ASSETS - 100%		$ 2,016,835,174
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,416,705
Fidelity Securities Lending Cash Central Fund	470,115
Total	$ 1,886,820
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	73.9%
Japan	4.9%
Canada	3.0%
Cayman Islands	2.4%
Taiwan	2.0%
Bermuda	1.8%
United Kingdom	1.7%
Netherlands	1.5%
France	1.2%
Germany	1.2%
Hong Kong	1.0%
Others (individually less than 1%)	5.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $63,252,148) - See accompanying schedule: Unaffiliated issuers (cost $1,642,979,074)	$ 1,955,349,970
Fidelity Central Funds (cost $130,249,511)	130,249,511
Total Investments (cost $1,773,228,585)		$ 2,085,599,481
Cash		296,824
Foreign currency held at value (cost $178,993)		178,938
Receivable for investments sold		15,946,632
Receivable for fund shares sold		5,992,204
Dividends receivable		1,021,674
Distributions receivable from Fidelity Central Funds		488,624
Prepaid expenses		2,995
Other receivables		54,697
Total assets		2,109,582,069

Liabilities
Payable for investments purchased	$ 22,488,127
Payable for fund shares redeemed	2,921,421
Accrued management fee	935,070
Distribution fees payable	704,087
Other affiliated payables	466,678
Other payables and accrued expenses	78,193
Collateral on securities loaned, at value	65,153,319
Total liabilities		92,746,895

Net Assets		$ 2,016,835,174
Net Assets consist of:
Paid in capital		$ 1,607,309,238
Undistributed net investment income		900,469
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		96,306,073
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		312,319,394
Net Assets		$ 2,016,835,174

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($578,111,992 ÷ 32,059,777 shares)	$ 18.03

Maximum offering price per share (100/94.25 of $18.03)	$ 19.13
Class T: Net Asset Value and redemption price per share ($672,310,427 ÷ 37,441,267 shares)	$ 17.96

Maximum offering price per share (100/96.50 of $17.96)	$ 18.61
Class B: Net Asset Value and offering price per share ($103,600,588 ÷ 5,849,521 shares)A	$ 17.71

Class C: Net Asset Value and offering price per share ($260,268,510 ÷ 14,681,327 shares)A	$ 17.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($402,543,657 ÷ 22,182,839 shares)	$ 18.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 10,397,728
Interest		4,475
Income from Fidelity Central Funds		1,886,820
Total income		12,289,023

Expenses
Management fee	$ 5,189,351
Transfer agent fees	2,398,608
Distribution fees	3,938,346
Accounting and security lending fees	287,333
Custodian fees and expenses	79,732
Independent trustees' compensation	2,770
Registration fees	43,313
Audit	47,873
Legal	11,242
Miscellaneous	7,067
Total expenses before reductions	12,005,635
Expense reductions	(158,355)	11,847,280
Net investment income (loss)		441,743
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	103,272,542
Foreign currency transactions	(55,096)
Total net realized gain (loss)		103,217,446
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $148,456)	109,027,433
Assets and liabilities in foreign currencies	5,114
Total change in net unrealized appreciation (depreciation)		109,032,547
Net gain (loss)		212,249,993
Net increase (decrease) in net assets resulting from operations		$ 212,691,736

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 441,743	$ (1,117,089)
Net realized gain (loss)	103,217,446	19,721,204
Change in net unrealized appreciation (depreciation)	109,032,547	106,336,902
Net increase (decrease) in net assets resulting from operations	212,691,736	124,941,017
Distributions to shareholders from net realized gain	(9,609,154)	(14,224,036)
Share transactions - net increase (decrease)	147,302,386	746,678,318
Total increase (decrease) in net assets	350,384,968	857,395,299

Net Assets
Beginning of period	1,666,450,206	809,054,907
End of period (including undistributed net investment income of $900,469 and undistributed net investment income of $458,726, respectively)	$ 2,016,835,174	$ 1,666,450,206

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 16.17	$ 14.61	$ 12.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.01	.01 H	(.02)
Net realized and unrealized gain (loss)	1.93	1.72	2.14	2.54
Total from investment operations	1.95	1.73	2.15	2.52
Distributions from net realized gain	(.09)	(.17)	(.06)	-
Net asset value, end of period	$ 18.03	$ 16.17	$ 14.61	$ 12.52
Total Return B,C,D	12.11%	11.83%	17.21%	25.20%
Ratios to Average Net Assets F,J
Expenses before reductions	1.15% A	1.22%	1.32%	1.79% A
Expenses net of fee waivers, if any	1.15% A	1.22%	1.25%	1.30% A
Expenses net of all reductions	1.13% A	1.20%	1.18%	1.26% A
Net investment income (loss)	.19% A	.07%	.04% H	(.53)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 578,112	$ 443,523	$ 189,864	$ 34,438
Portfolio turnover rate G	150% A	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.14)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 16.12	$ 14.58	$ 12.51	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- K	(.01)	(.02) H	(.03)
Net realized and unrealized gain (loss)	1.93	1.72	2.13	2.54
Total from investment operations	1.93	1.71	2.11	2.51
Distributions from net realized gain	(.09)	(.17)	(.04)	-
Net asset value, end of period	$ 17.96	$ 16.12	$ 14.58	$ 12.51
Total Return B,C,D	12.02%	11.71%	16.87%	25.10%
Ratios to Average Net Assets F,J
Expenses before reductions	1.32% A	1.37%	1.46%	1.96% A
Expenses net of fee waivers, if any	1.32% A	1.37%	1.46%	1.55% A
Expenses net of all reductions	1.31% A	1.34%	1.39%	1.51% A
Net investment income (loss)	.02% A	(.08)%	(.16)% H	(.78)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 672,310	$ 606,383	$ 318,826	$ 60,107
Portfolio turnover rate G	150% A	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.95	$ 14.49	$ 12.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.11)	(.09) H	(.06)
Net realized and unrealized gain (loss)	1.90	1.71	2.13	2.54
Total from investment operations	1.85	1.60	2.04	2.48
Distributions from net realized gain	(.09)	(.14)	(.03)	-
Net asset value, end of period	$ 17.71	$ 15.95	$ 14.49	$ 12.48
Total Return B,C,D	11.65%	11.02%	16.34%	24.80%
Ratios to Average Net Assets F,J
Expenses before reductions	1.91% A	2.01%	2.08%	2.61% A
Expenses net of fee waivers, if any	1.91% A	2.00%	2.00%	2.05% A
Expenses net of all reductions	1.89% A	1.98%	1.92%	2.01% A
Net investment income (loss)	(.57)% A	(.71)%	(.70)% H	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103,601	$ 92,932	$ 56,201	$ 15,527
Portfolio turnover rate G	150% A	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.96	$ 14.49	$ 12.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.10)	(.09) H	(.06)
Net realized and unrealized gain (loss)	1.91	1.71	2.12	2.55
Total from investment operations	1.86	1.61	2.03	2.49
Distributions from net realized gain	(.09)	(.14)	(.03)	-
Net asset value, end of period	$ 17.73	$ 15.96	$ 14.49	$ 12.49
Total Return B,C,D	11.70%	11.09%	16.25%	24.90%
Ratios to Average Net Assets F,J
Expenses before reductions	1.89% A	1.96%	2.05%	2.53% A
Expenses net of fee waivers, if any	1.89% A	1.96%	2.00%	2.05% A
Expenses net of all reductions	1.87% A	1.94%	1.93%	2.01% A
Net investment income (loss)	(.55)% A	(.67)%	(.70)% H	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 260,269	$ 215,143	$ 107,286	$ 17,822
Portfolio turnover rate G	150% A	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.25	$ 14.64	$ 12.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.05	.04 G	(.01)
Net realized and unrealized gain (loss)	1.95	1.73	2.15	2.55
Total from investment operations	1.99	1.78	2.19	2.54
Distributions from net realized gain	(.09)	(.17)	(.09)	-
Net asset value, end of period	$ 18.15	$ 16.25	$ 14.64	$ 12.54
Total Return B,C	12.30%	12.15%	17.43%	25.40%
Ratios to Average Net Assets E,I
Expenses before reductions	.88% A	.96%	1.04%	1.38% A
Expenses net of fee waivers, if any	.88% A	.96%	1.00%	1.05% A
Expenses net of all reductions	.87% A	.94%	.93%	1.01% A
Net investment income (loss)	.46% A	.33%	.29% G	(.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 402,544	$ 308,470	$ 136,879	$ 6,757
Portfolio turnover rate F	150% A	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .10%.

H For the period August 12, 2004 (commencement of operations) to December 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) (formerly of Fidelity Advisor Series II) and is authorized to issue an unlimited number of shares. Effective, April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Advisor Series I effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 347,989,207
Unrealized depreciation	(40,886,009)
Net unrealized appreciation (depreciation)	$ 307,103,198
Cost for federal income tax purposes	$ 1,778,496,283

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,481,128,068 and $1,346,688,670, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. Shareholders will be asked to vote on the new contract on or about May 21, 2008. If approved by the shareholders, the new contract will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 635,625	$ 81,058
Class T	.25%	.25%	1,620,322	56,184
Class B	.75%	.25%	488,240	368,140
Class C	.75%	.25%	1,194,159	461,347
			$ 3,938,346	$ 966,729

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 226,125
Class T	47,568
Class B*	94,855
Class C*	22,144
$ 390,692

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 740,965.29
Class T	685,948.21
Class B	146,765.30
Class C	335,633.28
Institutional Class	489,297.27
	$ 2,398,608

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15,957 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2,030 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds Net income from lending portfolio securities during the period amounted to $470,115.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $146,272 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses.

During the period, these credits reduced the Fund's custody expenses by $1,577. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 4,487
Institutional Class	989
$ 5,476

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to

Semiannual Report

10. Other - continued

Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

From net realized gain	Six months ended June 30, 2007	Year ended December 31, 2006
Class A	$ 2,564,306	$ 3,800,960
Class T	3,427,446	5,424,605
Class B	525,464	738,882
Class C	1,251,006	1,670,161
Institutional Class	1,840,932	2,589,428
Total	$ 9,609,154	$ 14,224,036

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Class A
Shares sold	8,437,681	18,587,542	$ 142,509,935	$ 289,657,738
Reinvestment of distributions	146,841	223,338	2,428,760	3,568,102
Shares redeemed	(3,950,105)	(4,384,797)	(67,014,746)	(68,328,760)
Net increase (decrease)	4,634,417	14,426,083	$ 77,923,949	$ 224,897,080
Class T
Shares sold	5,869,882	21,796,859	$ 98,237,534	$ 339,053,741
Reinvestment of distributions	202,023	331,034	3,329,345	5,268,337
Shares redeemed	(6,251,081)	(6,376,099)	(106,032,796)	(98,959,520)
Net increase (decrease)	(179,176)	15,751,794	$ (4,465,917)	$ 245,362,558
Class B
Shares sold	733,337	2,954,129	$ 12,180,512	$ 45,610,741
Reinvestment of distributions	30,049	43,502	489,801	687,801
Shares redeemed	(741,973)	(1,049,101)	(12,296,727)	(16,096,166)
Net increase (decrease)	21,413	1,948,530	$ 373,586	$ 30,202,376
Class C
Shares sold	2,556,879	7,967,118	$ 42,376,073	$ 122,997,971
Reinvestment of distributions	66,469	91,550	1,084,115	1,449,027
Shares redeemed	(1,422,653)	(1,979,910)	(23,728,680)	(30,102,202)
Net increase (decrease)	1,200,695	6,078,758	$ 19,731,508	$ 94,344,796
Institutional Class
Shares sold	5,373,321	12,236,447	$ 90,797,575	$ 192,546,124
Reinvestment of distributions	101,018	147,912	1,679,938	2,374,140
Shares redeemed	(2,271,154)	(2,754,968)	(38,738,253)	(43,048,756)
Net increase (decrease)	3,203,185	9,629,391	$ 53,739,260	$ 151,871,508

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Mid Cap II Fund

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in July 2007. The Board considered that in December 2006, the Board voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract, among other things, will add a performance adjustment component to the management fee that FMR receives from the fund under the fund's existing management contract.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another, with the understanding that the fund will submit an Amended Contract to shareholders on May 21, 2008, following the reorganization.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AMP-USAN-0807
1.801445.102

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Mid Cap II

Fund - Institutional Class

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Notes to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

In December 2006, the Board of Trustees approved a new management contract for Fidelity® Advisor Mid Cap II Fund. Fund shareholders have been asked to vote on the new management contract at a shareholder meeting on or about May 21, 2008. If approved by shareholders, the new management contract will add a performance adjustment component to the management fee based on the fund's performance versus the Standard & Poor's® MidCap 400 Index and will allow the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after March 17, 2008.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Investments - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Class A
Actual	$ 1,000.00	$ 1,121.10	$ 6.05
HypotheticalA	$ 1,000.00	$ 1,019.09	$ 5.76
Class T
Actual	$ 1,000.00	$ 1,120.20	$ 6.94
HypotheticalA	$ 1,000.00	$ 1,018.25	$ 6.61
Class B
Actual	$ 1,000.00	$ 1,116.50	$ 10.02
HypotheticalA	$ 1,000.00	$ 1,015.32	$ 9.54
Class C
Actual	$ 1,000.00	$ 1,117.00	$ 9.92
HypotheticalA	$ 1,000.00	$ 1,015.42	$ 9.44
Institutional Class
Actual	$ 1,000.00	$ 1,123.00	$ 4.63
HypotheticalA	$ 1,000.00	$ 1,020.43	$ 4.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.15%
Class T	1.32%
Class B	1.91%
Class C	1.89%
Institutional Class	.88%

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Juniper Networks, Inc.	2.6	2.3
Altera Corp.	2.4	0.2
Thermo Fisher Scientific, Inc.	2.3	2.3
AGCO Corp.	2.1	2.4
Gentex Corp.	1.7	0.5
Ameriprise Financial, Inc.	1.7	1.5
AllianceBernstein Holding LP	1.6	1.5
Cisco Systems, Inc.	1.5	1.1
Apple, Inc.	1.4	0.5
Cooper Industries Ltd. Class A	1.4	0.7
	18.7
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.7	12.2
Industrials	13.1	14.2
Energy	12.8	14.2
Consumer Discretionary	12.4	10.8
Health Care	12.1	12.6
Asset Allocation (% of fund's net assets)
As of June 30, 2007*		As of December 31, 2006**
	Stocks 96.9%		Stocks 96.6%
	Short-Term Investments and Net Other Assets 3.1%		Short-Term Investments and Net Other Assets 3.4%
* Foreign investments	26.1%	** Foreign investments	28.1%

Semiannual Report

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 2.3%
Amerigon, Inc. (a)	98,817	$ 1,777,718
Autoliv, Inc.	30	1,706
Automotive Axles Ltd.	4,661	56,340
Fuel Systems Solutions, Inc. (a)	106,351	1,763,300
Gentex Corp.	1,705,818	33,587,556
Hawk Corp. Class A (a)	25,000	341,500
Hota Industrial Manufacturing Co. Ltd.	558,000	814,673
Minth Group Ltd.	3,360,000	5,156,538
New Focus Auto Tech Holdings Ltd.	1,100,400	313,829
Xinyi Glass Holdings Co. Ltd.	1,592,000	1,421,138
		45,234,298
Automobiles - 0.2%
Geely Automobile Holdings Ltd.	22,420,000	3,498,107
Great Wall Motor Co. Ltd. (H Shares)	521,000	756,927
Hyundai Motor Co.	537	42,432
		4,297,466
Distributors - 0.2%
ABC-Mart, Inc.	189,500	4,338,990
Diversified Consumer Services - 0.0%
Capella Education Co.	4,800	220,944
Raffles Education Corp. Ltd.	55,000	81,883
Strayer Education, Inc.	1,500	197,565
		500,392
Hotels, Restaurants & Leisure - 1.8%
Applebee's International, Inc.	125,700	3,029,370
Buffalo Wild Wings, Inc. (a)(d)	32,404	1,347,682
CKE Restaurants, Inc.	113,145	2,270,820
Fun Technologies, Inc. (a)	407,700	1,358,681
Home Inns & Hotels Management, Inc. ADR	6,600	212,586
Jollibee Food Corp.	506,900	575,773
Krispy Kreme Doughnuts, Inc. (a)	52,914	489,984
McCormick & Schmick's Seafood Restaurants (a)	200	5,188
Red Robin Gourmet Burgers, Inc. (a)	170	6,863
Ruby Tuesday, Inc.	131,700	3,467,661
Sonic Corp. (a)	404,516	8,947,894
St. Marc Holdings Co. Ltd. (d)	116,600	5,831,893
Starwood Hotels & Resorts Worldwide, Inc.	111,800	7,498,426
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
TAJ GVK Hotels & Resorts Ltd.	58,333	$ 223,184
Yoshinoya D&C Co. Ltd. (d)	741	1,383,810
		36,649,815
Household Durables - 0.9%
Cyrela Brazil Realty SA	85,600	1,062,290
Daito Trust Construction Co.	139,900	6,667,855
Henry Boot PLC	102,500	526,925
Nihon Eslead Corp.	60,200	1,124,229
Sekisui House Ltd.	142,000	1,896,638
Tele Atlas NV (a)	7,300	156,892
The Stanley Works	101,700	6,173,190
Woongjin Coway Co. Ltd.	6,040	204,635
		17,812,654
Internet & Catalog Retail - 1.3%
N Brown Group PLC	255,704	1,566,112
Priceline.com, Inc. (a)(d)	343,257	23,595,486
		25,161,598
Leisure Equipment & Products - 0.7%
Giant Manufacturing Co. Ltd.	731,000	1,346,344
Mizuno Corp. (d)	30,000	171,971
Oakley, Inc.	420,755	11,949,442
		13,467,757
Media - 1.7%
Adlabs Films Ltd.	70,769	983,781
Cinemax India Ltd.	56,665	221,766
Clear Media Ltd. (a)	1,000	1,087
cyber communications, Inc. (d)	1,178	854,136
CyberAgent, Inc. (d)	824	537,915
E.W. Scripps Co. Class A	22,800	1,041,732
Eros International plc	203,000	1,579,622
Inox Leisure Ltd.	33,904	112,232
Marvel Entertainment, Inc. (a)(d)	136,400	3,475,472
Omnicom Group, Inc.	467,852	24,758,728
ProQuest Co. (a)	9,800	93,492
PVR Ltd. (a)	82,480	424,764
RRSat Global Communications Network Ltd.	46,300	924,611
Trader Classified Media NV Class A (NY Shares)	8,000	2,382
ValueCommerce Co. Ltd. (d)	193	116,590
		35,128,310
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.1%
Lifestyle International Holdings Ltd.	520,500	$ 2,020,306
Ryohin Keikaku Co. Ltd.	12,900	799,180
		2,819,486
Specialty Retail - 1.6%
Build-A-Bear Workshop, Inc. (a)(d)	282	7,371
DSW, Inc. Class A (a)(d)	95,600	3,328,792
Gamestop Corp. Class A (a)	262,700	10,271,570
Golfsmith International Holdings, Inc.	100	691
Inditex SA	88,500	5,242,591
Lewis Group Ltd.	149,800	1,303,512
Nafco Co. Ltd.	400	11,595
Otsuka Kagu Ltd.	21,300	549,968
Ross Stores, Inc.	293,500	9,039,800
Yamada Denki Co. Ltd.	16,430	1,718,240
		31,474,130
Textiles, Apparel & Luxury Goods - 1.6%
Asics Corp.	1,282,300	15,856,957
China Grand Forestry Resources Group Ltd. (a)	1,764,000	340,654
China Ting Group Holdings Ltd.	1,268,000	437,845
Columbia Sportswear Co.	45,200	3,104,336
Liz Claiborne, Inc.	40,400	1,506,920
Perry Ellis International, Inc. (a)	38,344	1,233,526
Phoenix Footwear Group, Inc. (a)	500	1,650
Polo Ralph Lauren Corp. Class A	6,100	598,471
Ports Design Ltd.	600,500	1,689,559
Quiksilver, Inc. (a)	4,800	67,824
VF Corp.	49,183	4,504,179
Volcom, Inc. (a)	14,200	711,846
Yue Yuen Industrial Holdings Ltd.	751,000	2,329,107
		32,382,874
TOTAL CONSUMER DISCRETIONARY		249,267,770
CONSUMER STAPLES - 5.3%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	10,062	395,940
C&C Group PLC	10,200	137,771
Fomento Economico Mexicano SA de CV sponsored ADR	17,100	672,372
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Grupo Modelo SA de CV Series C	25,400	$ 137,431
Jones Soda Co. (a)(d)	8,600	120,572
		1,464,086
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	252,300	9,196,335
Daikokutenbussan Co. Ltd.	16,300	166,626
Heng Tai Consumables Group Ltd. (a)	6,268,400	1,346,802
Metro AG	74,000	6,157,320
Performance Food Group Co. (a)	138,647	4,504,641
Plant Co. Ltd.	9,800	29,760
Safeway, Inc.	92,584	3,150,634
Valor Co. Ltd.	136,800	1,560,604
Whole Foods Market, Inc. (d)	57,144	2,188,615
		28,301,337
Food Products - 1.8%
Britannia Industries Ltd.	6,665	259,109
CCL Products (India) Ltd.	25,053	177,148
Cermaq ASA	45,400	792,953
Chiquita Brands International, Inc.	144,000	2,730,240
Corn Products International, Inc.	394,389	17,924,980
Green Mountain Coffee Roasters, Inc. (a)	135	10,630
Groupe Danone	57,040	4,633,420
Groupe Danone sponsored ADR	37,400	608,124
Hormel Foods Corp.	176,799	6,603,443
IAWS Group PLC (Ireland)	700	14,684
REI Agro Ltd. (a)	41,028	221,769
Seaboard Corp.	100	234,500
Wimm-Bill-Dann Foods OJSC sponsored ADR	22,600	2,350,626
		36,561,626
Personal Products - 2.0%
Avon Products, Inc.	420,750	15,462,563
Concern Kalina OJSC sponsored ADR	7,900	308,530
Godrej Consumer Products Ltd.	39,133	139,343
Hengan International Group Co. Ltd.	6,557,000	23,312,436
Natura Cosmeticos SA	34,500	498,069
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
NBTY, Inc. (a)	12,600	$ 544,320
Shiseido Co. Ltd. sponsored ADR	45,700	961,985
		41,227,246
TOTAL CONSUMER STAPLES		107,554,295
ENERGY - 12.8%
Energy Equipment & Services - 9.1%
BJ Services Co.	752,300	21,395,412
Cameron International Corp. (a)	87,200	6,232,184
Dresser-Rand Group, Inc. (a)	407,600	16,100,200
Dril-Quip, Inc. (a)	342,800	15,408,860
ENSCO International, Inc.	68,800	4,197,488
Global Industries Ltd. (a)	272,093	7,297,534
Helmerich & Payne, Inc.	1,100	38,962
Input/Output, Inc. (a)(d)	298,662	4,662,114
Metretek Technologies, Inc. (a)(d)	275,153	4,248,362
Nabors Industries Ltd. (a)	326,600	10,901,908
National Oilwell Varco, Inc. (a)	79,000	8,234,960
Newpark Resources, Inc. (a)	1,582,124	12,261,461
Oil States International, Inc. (a)	17,600	727,584
Parker Drilling Co. (a)	1,940,131	20,448,981
Patterson-UTI Energy, Inc.	248,800	6,521,048
RPC, Inc.	518,327	8,832,292
Saipem SpA	18,000	617,556
Tidewater, Inc.	139,600	9,894,848
TODCO (a)	119,000	5,617,990
Weatherford International Ltd. (a)	366,900	20,267,556
		183,907,300
Oil, Gas & Consumable Fuels - 3.7%
Canadian Natural Resources Ltd.	32,000	2,126,224
Cosmo Oil Co. Ltd.	368,000	2,031,828
Evergreen Energy, Inc. (a)(d)	370,055	2,231,432
Helix Energy Solutions Group, Inc. (a)	106,500	4,250,415
Hess Corp.	161,100	9,498,456
Holly Corp.	20,800	1,543,152
International Coal Group, Inc. (a)(d)	1,093,675	6,540,177
Newfield Exploration Co. (a)	71,200	3,243,160
Nippon Oil Corp.	167,000	1,553,930
Noble Energy, Inc.	78,400	4,891,376
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.	100	$ 4,838
Penn Virginia Resource Partners LP	88,483	2,751,821
Petrobras Energia Participaciones SA sponsored ADR (B Shares)(a)	200	2,170
Petrohawk Energy Corp. (a)	354,282	5,618,913
Plains Exploration & Production Co. (a)	50,900	2,433,529
Southwestern Energy Co. (a)	13,100	582,950
Sunoco, Inc.	104,400	8,318,592
Tesoro Corp.	40,760	2,329,434
Toreador Resources Corp. (a)(d)	70,969	1,064,535
Valero Energy Corp.	193,802	14,314,216
		75,331,148
TOTAL ENERGY		259,238,448
FINANCIALS - 9.7%
Capital Markets - 5.3%
Acta Holding ASA	428,000	2,249,881
AllianceBernstein Holding LP	363,400	31,648,506
Ameriprise Financial, Inc.	523,734	33,293,770
Charlemagne Capital Ltd.	493,100	703,038
EFG International	44,210	2,041,130
JAFCO Co. Ltd.	12,300	567,262
Janus Capital Group, Inc.	115,022	3,202,212
Japan Asia Investment Co. Ltd.	238,000	1,489,915
Julius Baer Holding AG (Bearer)	54,590	3,928,013
Korea Investment Holdings Co. Ltd.	110,330	7,547,608
Man Group plc	116,300	1,422,271
Marusan Securities Co. Ltd. (d)	359,900	4,047,268
Mirae Asset Securities Co. Ltd.	48,737	4,394,429
MPC Muenchmeyer Petersen Capital AG	15,000	1,539,831
New Star Asset Management Group PLC	70,000	635,363
Sparx Group Co. Ltd. (d)	3,139	2,332,076
T. Rowe Price Group, Inc.	84,037	4,360,680
W.P. Carey & Co. LLC	32,135	1,010,646
		106,413,899
Commercial Banks - 0.7%
Allahabad Bank	202,408	412,633
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	19,100	848,804
Bank of Baroda	269,937	2,160,162
Capitol Bancorp Ltd.	96,502	2,637,400
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Corp. Bank Ltd.	45,140	$ 362,902
Erste Bank AG	2,400	187,744
Fukuoka Financial Group, Inc. (a)	180,400	1,192,316
Iyo Bank Ltd.	55,000	522,938
Juroku Bank Ltd.	311,000	1,977,208
Oriental Bank of Commerce	40,643	231,251
Sumitomo Trust & Banking Co. Ltd.	292,600	2,791,531
The Jammu & Kashmir Bank Ltd.	101	1,682
UCO Bank (a)	379,897	222,642
Uniao de Bancos Brasileiros SA (Unibanco) GDR	4,600	519,202
		14,068,415
Insurance - 0.6%
Admiral Group PLC	327,100	5,839,392
eHealth, Inc.	29,875	570,314
KMG America Corp. (a)	257,878	1,353,860
Penn Treaty American Corp. (a)	43,162	246,887
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	76,000	537,011
Reinsurance Group of America, Inc.	46,911	2,825,919
Universal American Financial Corp. (a)	8,400	178,752
		11,552,135
Real Estate Investment Trusts - 1.0%
American Financial Realty Trust (SBI)	51,300	529,416
British Land Co. PLC	394	10,602
CFS Retail Property Trust	749,500	1,366,408
DA Office Investment Corp. (d)	24	157,843
General Growth Properties, Inc.	37,200	1,969,740
Hospitality Properties Trust (SBI)	82,200	3,410,478
K-REIT Asia	127,000	237,174
Land Securities Group PLC	35,439	1,240,407
RAIT Financial Trust (SBI)	48,500	1,261,970
Senior Housing Properties Trust (SBI)	508,963	10,357,397
		20,541,435
Real Estate Management & Development - 1.9%
Ayala Land, Inc.	3,521,280	1,333,241
Babis Vovos International Technical SA	2,800	90,570
Capital & Regional PLC	125,100	2,921,611
CB Richard Ellis Group, Inc. Class A (a)	37,000	1,350,500
Derwent London PLC	58,500	2,155,645
Fabege AB	157,600	1,739,743
Hopson Development Holdings Ltd.	1,984,000	5,569,470
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Joint Corp.	4,900	$ 153,970
Kenedix, Inc. (d)	1,666	3,111,237
Keppel Land Ltd.	284,000	1,622,645
Kerry Properties Ltd.	1,473,896	9,255,204
Megaworld Corp.	2,953,000	255,560
Mirland Development Corp. PLC	15,200	181,613
New World China Land Ltd.	3,098,400	2,635,098
Patrizia Immobilien AG	187,300	3,325,813
Robinsons Land Corp.	1,226,000	517,244
Sankei Building Co. Ltd.	110,200	1,113,095
Shun Tak Holdings Ltd.	354,000	520,641
Songbird Estates PLC Class B	140,800	777,536
		38,630,436
Thrifts & Mortgage Finance - 0.2%
BankUnited Financial Corp. Class A	96,947	1,945,726
Clayton Holdings, Inc. (a)	200	2,278
Hypo Real Estate Holding AG	2,900	188,433
Radian Group, Inc.	56,300	3,040,200
		5,176,637
TOTAL FINANCIALS		196,382,957
HEALTH CARE - 12.1%
Biotechnology - 0.7%
3SBio, Inc. ADR	13,100	126,284
Alnylam Pharmaceuticals, Inc. (a)(d)	19,268	292,681
Basilea Pharmaceutica AG (a)	7,000	1,550,016
BioCryst Pharmaceuticals, Inc. (a)(d)	142,551	1,101,919
Cepheid, Inc. (a)	16,000	233,600
CuraGen Corp. (a)	71,065	139,998
CytRx Corp. (a)(d)	44,272	138,129
deCODE genetics, Inc. (a)(d)	79,041	295,218
Genomic Health, Inc. (a)	176	3,309
Human Genome Sciences, Inc. (a)	321,454	2,867,370
Insmed, Inc. (a)	241,638	195,727
Medarex, Inc. (a)	43,400	620,186
Molecular Insight Pharmaceuticals, Inc. (d)	16,100	151,984
Orchid Cellmark, Inc. (a)	223,597	1,037,490
Q-Med AB	24,100	345,323
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Sangamo Biosciences, Inc. (a)(d)	547,793	$ 4,448,079
Seattle Genetics, Inc. (a)	92,950	911,840
		14,459,153
Health Care Equipment & Supplies - 2.7%
Angiodynamics, Inc. (a)	100	1,801
Beckman Coulter, Inc.	123,791	8,006,802
Becton, Dickinson & Co.	214,394	15,972,353
Edwards Lifesciences Corp. (a)	427,358	21,085,844
Gyrus Group PLC (a)	20,600	195,355
Inverness Medical Innovations, Inc. (a)	5,100	260,202
Mindray Medical International Ltd. sponsored ADR	28,400	867,052
Palomar Medical Technologies, Inc. (a)	49,723	1,725,885
Quidel Corp. (a)	287,294	5,044,883
ThermoGenesis Corp. (a)	282,134	778,690
		53,938,867
Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc.	53,480	2,437,084
Health Grades, Inc. (a)	80,500	524,055
Health Net, Inc. (a)	59,200	3,125,760
Humana, Inc. (a)	38,600	2,351,126
Laboratory Corp. of America Holdings (a)	92,400	7,231,224
Lincare Holdings, Inc. (a)	220,379	8,782,103
Medial Saude SA	38,000	620,497
Nighthawk Radiology Holdings, Inc. (a)	100	1,805
		25,073,654
Health Care Technology - 1.5%
Allscripts Healthcare Solutions, Inc. (a)	20,400	519,792
Cerner Corp. (a)	6,400	355,008
Eclipsys Corp. (a)	148,807	2,946,379
Health Corp. (a)	460,274	6,448,439
IMS Health, Inc.	444,700	14,288,211
Phase Forward, Inc. (a)	12,100	203,643
TriZetto Group, Inc. (a)	254,301	4,923,267
		29,684,739
Life Sciences Tools & Services - 4.8%
Albany Molecular Research, Inc. (a)	100	1,485
Applera Corp. - Celera Genomics Group (a)	100	1,240
Bio-Rad Laboratories, Inc. Class A (a)	100	7,557
Charles River Laboratories International, Inc. (a)	103,400	5,337,508
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Harvard Bioscience, Inc. (a)	452,836	$ 2,377,389
ICON PLC sponsored ADR	91,400	3,997,836
Invitrogen Corp. (a)	19,300	1,423,375
Millipore Corp. (a)	135,556	10,178,900
QIAGEN NV (a)(d)	1,041,700	18,531,843
Thermo Fisher Scientific, Inc. (a)	902,700	46,687,644
Third Wave Technologies, Inc. (a)	113,700	665,145
Varian, Inc. (a)	25,500	1,398,165
Ventana Medical Systems, Inc. (a)	13,612	1,051,799
Waters Corp. (a)	74,400	4,416,384
		96,076,270
Pharmaceuticals - 1.2%
Akorn, Inc. (a)(d)	196,818	1,375,758
Allergan, Inc.	28,926	1,667,295
BioMimetic Therapeutics, Inc.	9,500	148,485
Discovery Laboratories, Inc. (a)	479,844	1,357,959
Endo Pharmaceuticals Holdings, Inc. (a)	566,952	19,406,767
Wockhardt Ltd.	20,800	197,427
		24,153,691
TOTAL HEALTH CARE		243,386,374
INDUSTRIALS - 13.1%
Aerospace & Defense - 0.3%
Ceradyne, Inc. (a)	66,804	4,940,824
DHB Industries, Inc. (a)	21,100	110,775
DynCorp International, Inc. Class A	30,800	677,292
		5,728,891
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	100	5,252
Panalpina Welttransport Holding AG	19,250	4,081,328
		4,086,580
Airlines - 0.1%
TAM SA (PN) sponsored ADR (ltd. vtg.)	55,100	1,823,810
Building Products - 0.0%
Ameron International Corp.	10	902
Commercial Services & Supplies - 2.0%
Allied Waste Industries, Inc. (a)	1,077,900	14,508,534
Bio-Treat Technology Ltd.	199,378	113,915
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Equifax, Inc.	342,908	$ 15,231,973
Fuel Tech, Inc. (a)	32,100	1,099,425
Intertek Group PLC	100	1,976
Kenexa Corp. (a)	148,240	5,590,130
Korn/Ferry International (a)	60,000	1,575,600
Midas International Holdings Ltd.	2,051,000	249,188
Pike Electric Corp. (a)(d)	24,200	541,596
Randstad Holdings NV	14,900	1,186,749
Sinomem Technology Ltd.	608,000	603,454
Taiwan Secom Co.	38,000	64,997
		40,767,537
Construction & Engineering - 0.6%
Fluor Corp.	9,200	1,024,604
GS Engineering & Construction Corp.	5,820	696,120
Insituform Technologies, Inc. Class A (a)	100	2,181
IVRCL Infrastructures & Projects Ltd.	143,772	1,275,766
Jacobs Engineering Group, Inc. (a)	82,660	4,753,777
Nagarjuna Construction Co. Ltd.	39,871	175,324
Schmack Biogas AG	15,700	1,189,909
Shaw Group, Inc. (a)	31,419	1,454,386
Taihei Dengyo Kaisha Ltd.	165,000	1,252,639
		11,824,706
Electrical Equipment - 3.2%
Acuity Brands, Inc. (d)	51,400	3,098,392
Cooper Industries Ltd. Class A	498,958	28,485,512
Dongfang Electrical Machinery Co. Ltd. (H Shares)	356,000	1,971,404
First Solar, Inc.	182	16,251
Harbin Electric, Inc. (a)	13,467	222,340
Kalpataru Power Transmission Ltd.	8,997	329,376
Neo-Neon Holdings Ltd.	2,988,000	6,374,033
Nexans SA	4,100	686,959
Prysmian SpA	28,100	683,029
Renewable Energy Corp. AS	68,400	2,667,707
Rockwell Automation, Inc. (d)	145,417	10,097,756
Schneider Electric SA	21,600	3,044,078
Seoul Semiconductor Co. Ltd.	46,183	2,699,445
SolarWorld AG	92,400	4,276,852
		64,653,134
Industrial Conglomerates - 0.4%
McDermott International, Inc. (a)	13,500	1,122,120
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
NWS Holdings Ltd.	478,803	$ 1,194,068
Sequa Corp. Class A (a)	1,500	168,000
Shanghai Industrial Holdings Ltd. (H Shares)	214,000	821,056
Teleflex, Inc.	49,000	4,007,220
		7,312,464
Machinery - 5.9%
AGCO Corp. (a)	967,795	42,011,981
Badger Meter, Inc. (d)	159,144	4,497,409
China Infrastructure Machinery Holdings Ltd.	78,000	170,381
Circor International, Inc.	60,467	2,444,681
Crane Co.	169,716	7,713,592
Deere & Co.	198,300	23,942,742
Delachaux SA	11,932	1,147,855
Dover Corp.	140,559	7,189,593
Haitian International Holdings Ltd.	275,000	210,667
IDEX Corp.	450	17,343
Kadant, Inc. (a)	43,129	1,345,625
Krones AG	190	44,332
MAN AG	37,100	5,360,541
Parker Hannifin Corp.	44,300	4,337,413
Shanthi Gears Ltd.	31,268	54,666
Shin Zu Shing Co. Ltd.	242,000	1,862,676
SPX Corp.	113,120	9,933,067
Terex Corp. (a)	74,300	6,040,590
Uzel Makina Sanayi AS (a)	92,000	162,621
Vossloh AG	4,600	540,323
		119,028,098
Road & Rail - 0.4%
Con-way, Inc.	106,000	5,325,440
CSX Corp.	85,700	3,863,356
		9,188,796
TOTAL INDUSTRIALS		264,414,918
INFORMATION TECHNOLOGY - 22.7%
Communications Equipment - 5.0%
ADC Telecommunications, Inc. (a)	404,204	7,409,059
Alvarion Ltd. (a)	100	933
Cisco Systems, Inc. (a)	1,084,080	30,191,628
F5 Networks, Inc. (a)	123,204	9,930,242
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	2,059,904	$ 51,847,770
Plantronics, Inc.	1,900	49,818
RADWARE Ltd. (a)	78,300	1,139,265
Zhone Technologies, Inc. (a)	60	86
Zyxel Communications Corp.	203,400	376,483
		100,945,284
Computers & Peripherals - 2.7%
Acer, Inc.	1,839,000	3,763,378
Apple, Inc. (a)	236,151	28,819,868
ASUSTeK Computer, Inc.	111,000	306,487
I-Chiun Precision Industries Co. Ltd.	874,000	1,309,398
Lenovo Group Ltd.	1,274,000	751,118
Lexmark International, Inc. Class A (a)	150,500	7,421,155
Logitech International SA (a)	60,500	1,596,595
Sun Microsystems, Inc. (a)	1,927,300	10,137,598
Unisteel Technology Ltd.	561,875	821,836
		54,927,433
Electronic Equipment & Instruments - 2.3%
Agilent Technologies, Inc. (a)	264,341	10,161,268
China EnerSave Ltd.	2,983,000	418,783
CPI International, Inc.	182,125	3,611,539
Digital China Holdings Ltd. (H Shares)	4,274,000	1,863,917
Echelon Corp. (a)	1,080	16,880
Everlight Electronics Co. Ltd.	818,000	2,935,706
Gold Circuit Electronics Ltd.	1,079,000	840,394
Ingenico SA (d)	87,700	2,599,381
IPG Photonics Corp.	12,735	254,063
Itron, Inc. (a)	26,341	2,053,018
Maxwell Technologies, Inc. (a)(d)	75,952	1,080,037
Mettler-Toledo International, Inc. (a)	121,861	11,638,944
Motech Industries, Inc.	47,000	617,288
National Instruments Corp.	100	3,257
Nichicon Corp.	13,600	194,238
Nippon Electric Glass Co. Ltd.	136,500	2,410,584
Prime View International Co. Ltd. (a)	300,000	340,867
Sunpower Corp. Class A (a)(d)	72,600	4,577,430
Universal Display Corp. (a)	6,200	97,402
		45,714,996
Internet Software & Services - 1.9%
Blinkx PLC	902,800	788,617
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
DA Consortium, Inc.	237	$ 132,394
DealerTrack Holdings, Inc. (a)	238,638	8,791,424
eCollege.com (a)	35,853	797,729
F@N Communications, Inc. (d)	76	125,885
Internap Network Services Corp. (a)(d)	266,072	3,836,758
LBI International AB (a)	19,000	148,624
LivePerson, Inc. (a)	306,148	1,637,892
LoopNet, Inc.	135,600	3,163,548
Omniture, Inc.	67,519	1,547,535
Open Business Club AG	10,800	669,007
Open Text Corp. (a)	8,900	195,002
Rediff.com India Ltd. sponsored ADR (a)(d)	9,400	168,448
Sify Ltd. sponsored ADR (a)(d)	163,400	1,441,188
Tencent Holdings Ltd.	460,000	1,853,131
ValueClick, Inc. (a)	184,100	5,423,586
VistaPrint Ltd. (a)	48,859	1,868,857
Visual Sciences, Inc. (a)	167,929	2,597,862
Websense, Inc. (a)	149,555	3,178,044
		38,365,531
IT Services - 2.0%
Authorize.Net Holdings, Inc. (a)	97,089	1,736,922
Cap Gemini SA	8,900	654,901
Cognizant Technology Solutions Corp. Class A (a)	33,400	2,508,006
Mastercard, Inc. Class A	92,700	15,376,149
Nomura Research Institute Ltd.	672,100	19,809,377
Patni Computer Systems Ltd. sponsored ADR	1,700	42,857
SAIC, Inc.	5,900	106,613
		40,234,825
Semiconductors & Semiconductor Equipment - 6.1%
Altera Corp.	2,146,276	47,497,088
ANADIGICS, Inc. (a)	268,028	3,696,106
Arima Optoelectronics Corp.	409,000	560,283
ASML Holding NV (a)	28,500	782,325
ASML Holding NV (NY Shares) (a)	360,200	9,887,490
ATMI, Inc. (a)	426,659	12,799,770
Bright Led Electronics Corp.	232,000	384,777
Cree, Inc. (a)	207,665	5,368,140
Epistar Corp.	1,797,000	7,382,300
Global Mixed-Mode Tech, Inc.	20,000	254,123
Holtek Semiconductor, Inc.	285,000	578,879
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Integrated Device Technology, Inc. (a)	263,380	$ 4,021,813
International Rectifier Corp. (a)	12,400	462,024
Intersil Corp. Class A	246,886	7,767,034
LSI Corp. (a)	421,700	3,166,967
MediaTek, Inc.	173,000	2,705,437
O2Micro International Ltd. sponsored ADR (a)	30,300	335,573
Opto Technology Corp. (a)	2,010,000	1,712,859
Powertech Technology, Inc.	233,000	974,985
Richtek Technology Corp.	368,000	5,844,838
Saifun Semiconductors Ltd. (a)	700	8,316
Siliconware Precision Industries Co. Ltd. sponsored ADR	329,300	3,622,300
Soitec SA (a)(d)	14,200	303,841
Teradyne, Inc. (a)	169,400	2,978,052
Zetex PLC	211,100	377,280
		123,472,600
Software - 2.7%
Adobe Systems, Inc. (a)	157,400	6,319,610
Amdocs Ltd. (a)	92,400	3,679,368
Autonomy Corp. PLC (a)	902,800	13,052,971
Business Objects SA sponsored ADR (a)	124,800	4,847,232
Cadence Design Systems, Inc. (a)	239,601	5,261,638
Cognos, Inc. (a)	52,300	2,074,741
Electronic Arts, Inc. (a)	47,700	2,257,164
Interactive Intelligence, Inc. (a)	81,923	1,687,614
Kingdee International Software Group Co. Ltd.	616,000	557,766
Quality Systems, Inc.	74,545	2,830,474
Salary.com, Inc.	43,900	526,800
Sandvine Corp. (a)	420,600	2,329,538
Telelogic AB (a)(d)	823,000	2,526,976
The9 Ltd. sponsored ADR (a)(d)	37,400	1,730,124
THQ, Inc. (a)	200	6,104
Ubisoft Entertainment SA (a)	92,600	4,906,467
		54,594,587
TOTAL INFORMATION TECHNOLOGY		458,255,256
MATERIALS - 6.1%
Chemicals - 1.9%
Asian Paints India Ltd.	86,173	1,722,716
Ecolab, Inc.	381,200	16,277,240
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
JSR Corp.	90,400	$ 2,183,663
Kuraray Co. Ltd.	28,400	333,209
Lubrizol Corp.	41,800	2,698,190
Methanex Corp.	22,900	568,389
Sensient Technologies Corp.	189,600	4,813,944
Syngenta AG sponsored ADR	15,600	607,308
Terra Nitrogen Co. LP	24,918	3,166,330
Tokuyama Corp.	509,000	6,637,333
		39,008,322
Containers & Packaging - 0.0%
Essel Propack Ltd. (a)	201,674	323,226
Metals & Mining - 3.3%
Aditya Birla Minerals Ltd.	95,100	229,018
Alamos Gold, Inc. (a)	653,900	3,376,156
Aquarius Platinum Ltd. (Australia)	41,700	1,270,114
Barrick Gold Corp.	19,700	572,923
Eldorado Gold Corp. (a)	1,911,700	11,198,318
Freeport-McMoRan Copper & Gold, Inc. Class B	19,162	1,586,997
High River Gold Mines Ltd. (a)	2,047,800	5,574,860
IAMGOLD Corp.	929,700	7,156,574
Kinross Gold Corp. (a)	1,097,700	12,767,428
Lihir Gold Ltd. (a)	572,233	1,455,675
Lihir Gold Ltd. sponsored ADR	219,300	5,631,624
Lundin Mining Corp. (a)	274,260	3,310,944
Maharashtra Seamless Ltd.	16,870	276,039
Miramar Mining Corp. (a)	238,700	1,033,004
Newcrest Mining Ltd.	256,600	4,971,794
Newmont Mining Corp.	66,300	2,589,678
Royal Gold, Inc.	111,626	2,653,350
Shore Gold, Inc. (a)	194,100	892,833
		66,547,329
Paper & Forest Products - 0.9%
Gunns Ltd.	348,500	966,320
Lee & Man Paper Manufacturing Ltd.	1,882,000	5,210,929
Sino-Forest Corp. (a)	420,800	6,043,877
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	209,000	4,758,930
		16,980,056
TOTAL MATERIALS		122,858,933
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
LG Dacom Corp.	7,720	$ 210,580
Wireless Telecommunication Services - 0.0%
Sprint Nextel Corp.	8,900	184,319
TOTAL TELECOMMUNICATION SERVICES		394,899
UTILITIES - 2.7%
Electric Utilities - 0.0%
Entergy Corp.	1,225	131,504
Gas Utilities - 0.7%
Aegis Logistics Ltd.	15,164	50,403
AGL Resources, Inc.	342,800	13,876,544
		13,926,947
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	527,900	11,550,452
Black Hills Corp.	74,618	2,966,066
		14,516,518
Multi-Utilities - 1.3%
CH Energy Group, Inc.	8,381	376,894
CMS Energy Corp.	66,800	1,148,960
Sempra Energy	396,679	23,495,297
		25,021,151
TOTAL UTILITIES		53,596,120
TOTAL COMMON STOCKS (Cost $1,642,979,074)		1,955,349,970
Money Market Funds - 6.5%
	Shares	Value
Fidelity Cash Central Fund, 5.32% (b)	65,096,192	$ 65,096,192
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	65,153,319	65,153,319
TOTAL MONEY MARKET FUNDS (Cost $130,249,511)		130,249,511
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $1,773,228,585)		2,085,599,481
NET OTHER ASSETS - (3.4)%		(68,764,307)
NET ASSETS - 100%		$ 2,016,835,174
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,416,705
Fidelity Securities Lending Cash Central Fund	470,115
Total	$ 1,886,820
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	73.9%
Japan	4.9%
Canada	3.0%
Cayman Islands	2.4%
Taiwan	2.0%
Bermuda	1.8%
United Kingdom	1.7%
Netherlands	1.5%
France	1.2%
Germany	1.2%
Hong Kong	1.0%
Others (individually less than 1%)	5.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $63,252,148) - See accompanying schedule: Unaffiliated issuers (cost $1,642,979,074)	$ 1,955,349,970
Fidelity Central Funds (cost $130,249,511)	130,249,511
Total Investments (cost $1,773,228,585)		$ 2,085,599,481
Cash		296,824
Foreign currency held at value (cost $178,993)		178,938
Receivable for investments sold		15,946,632
Receivable for fund shares sold		5,992,204
Dividends receivable		1,021,674
Distributions receivable from Fidelity Central Funds		488,624
Prepaid expenses		2,995
Other receivables		54,697
Total assets		2,109,582,069

Liabilities
Payable for investments purchased	$ 22,488,127
Payable for fund shares redeemed	2,921,421
Accrued management fee	935,070
Distribution fees payable	704,087
Other affiliated payables	466,678
Other payables and accrued expenses	78,193
Collateral on securities loaned, at value	65,153,319
Total liabilities		92,746,895

Net Assets		$ 2,016,835,174
Net Assets consist of:
Paid in capital		$ 1,607,309,238
Undistributed net investment income		900,469
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		96,306,073
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		312,319,394
Net Assets		$ 2,016,835,174

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($578,111,992 ÷ 32,059,777 shares)	$ 18.03

Maximum offering price per share (100/94.25 of $18.03)	$ 19.13
Class T: Net Asset Value and redemption price per share ($672,310,427 ÷ 37,441,267 shares)	$ 17.96

Maximum offering price per share (100/96.50 of $17.96)	$ 18.61
Class B: Net Asset Value and offering price per share ($103,600,588 ÷ 5,849,521 shares)A	$ 17.71

Class C: Net Asset Value and offering price per share ($260,268,510 ÷ 14,681,327 shares)A	$ 17.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($402,543,657 ÷ 22,182,839 shares)	$ 18.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 10,397,728
Interest		4,475
Income from Fidelity Central Funds		1,886,820
Total income		12,289,023

Expenses
Management fee	$ 5,189,351
Transfer agent fees	2,398,608
Distribution fees	3,938,346
Accounting and security lending fees	287,333
Custodian fees and expenses	79,732
Independent trustees' compensation	2,770
Registration fees	43,313
Audit	47,873
Legal	11,242
Miscellaneous	7,067
Total expenses before reductions	12,005,635
Expense reductions	(158,355)	11,847,280
Net investment income (loss)		441,743
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	103,272,542
Foreign currency transactions	(55,096)
Total net realized gain (loss)		103,217,446
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $148,456)	109,027,433
Assets and liabilities in foreign currencies	5,114
Total change in net unrealized appreciation (depreciation)		109,032,547
Net gain (loss)		212,249,993
Net increase (decrease) in net assets resulting from operations		$ 212,691,736

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 441,743	$ (1,117,089)
Net realized gain (loss)	103,217,446	19,721,204
Change in net unrealized appreciation (depreciation)	109,032,547	106,336,902
Net increase (decrease) in net assets resulting from operations	212,691,736	124,941,017
Distributions to shareholders from net realized gain	(9,609,154)	(14,224,036)
Share transactions - net increase (decrease)	147,302,386	746,678,318
Total increase (decrease) in net assets	350,384,968	857,395,299

Net Assets
Beginning of period	1,666,450,206	809,054,907
End of period (including undistributed net investment income of $900,469 and undistributed net investment income of $458,726, respectively)	$ 2,016,835,174	$ 1,666,450,206

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 16.17	$ 14.61	$ 12.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.01	.01 H	(.02)
Net realized and unrealized gain (loss)	1.93	1.72	2.14	2.54
Total from investment operations	1.95	1.73	2.15	2.52
Distributions from net realized gain	(.09)	(.17)	(.06)	-
Net asset value, end of period	$ 18.03	$ 16.17	$ 14.61	$ 12.52
Total Return B,C,D	12.11%	11.83%	17.21%	25.20%
Ratios to Average Net Assets F,J
Expenses before reductions	1.15% A	1.22%	1.32%	1.79% A
Expenses net of fee waivers, if any	1.15% A	1.22%	1.25%	1.30% A
Expenses net of all reductions	1.13% A	1.20%	1.18%	1.26% A
Net investment income (loss)	.19% A	.07%	.04% H	(.53)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 578,112	$ 443,523	$ 189,864	$ 34,438
Portfolio turnover rate G	150% A	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.14)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 16.12	$ 14.58	$ 12.51	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- K	(.01)	(.02) H	(.03)
Net realized and unrealized gain (loss)	1.93	1.72	2.13	2.54
Total from investment operations	1.93	1.71	2.11	2.51
Distributions from net realized gain	(.09)	(.17)	(.04)	-
Net asset value, end of period	$ 17.96	$ 16.12	$ 14.58	$ 12.51
Total Return B,C,D	12.02%	11.71%	16.87%	25.10%
Ratios to Average Net Assets F,J
Expenses before reductions	1.32% A	1.37%	1.46%	1.96% A
Expenses net of fee waivers, if any	1.32% A	1.37%	1.46%	1.55% A
Expenses net of all reductions	1.31% A	1.34%	1.39%	1.51% A
Net investment income (loss)	.02% A	(.08)%	(.16)% H	(.78)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 672,310	$ 606,383	$ 318,826	$ 60,107
Portfolio turnover rate G	150% A	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.95	$ 14.49	$ 12.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.11)	(.09) H	(.06)
Net realized and unrealized gain (loss)	1.90	1.71	2.13	2.54
Total from investment operations	1.85	1.60	2.04	2.48
Distributions from net realized gain	(.09)	(.14)	(.03)	-
Net asset value, end of period	$ 17.71	$ 15.95	$ 14.49	$ 12.48
Total Return B,C,D	11.65%	11.02%	16.34%	24.80%
Ratios to Average Net Assets F,J
Expenses before reductions	1.91% A	2.01%	2.08%	2.61% A
Expenses net of fee waivers, if any	1.91% A	2.00%	2.00%	2.05% A
Expenses net of all reductions	1.89% A	1.98%	1.92%	2.01% A
Net investment income (loss)	(.57)% A	(.71)%	(.70)% H	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103,601	$ 92,932	$ 56,201	$ 15,527
Portfolio turnover rate G	150% A	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.96	$ 14.49	$ 12.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.10)	(.09) H	(.06)
Net realized and unrealized gain (loss)	1.91	1.71	2.12	2.55
Total from investment operations	1.86	1.61	2.03	2.49
Distributions from net realized gain	(.09)	(.14)	(.03)	-
Net asset value, end of period	$ 17.73	$ 15.96	$ 14.49	$ 12.49
Total Return B,C,D	11.70%	11.09%	16.25%	24.90%
Ratios to Average Net Assets F,J
Expenses before reductions	1.89% A	1.96%	2.05%	2.53% A
Expenses net of fee waivers, if any	1.89% A	1.96%	2.00%	2.05% A
Expenses net of all reductions	1.87% A	1.94%	1.93%	2.01% A
Net investment income (loss)	(.55)% A	(.67)%	(.70)% H	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 260,269	$ 215,143	$ 107,286	$ 17,822
Portfolio turnover rate G	150% A	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.25	$ 14.64	$ 12.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.05	.04 G	(.01)
Net realized and unrealized gain (loss)	1.95	1.73	2.15	2.55
Total from investment operations	1.99	1.78	2.19	2.54
Distributions from net realized gain	(.09)	(.17)	(.09)	-
Net asset value, end of period	$ 18.15	$ 16.25	$ 14.64	$ 12.54
Total Return B,C	12.30%	12.15%	17.43%	25.40%
Ratios to Average Net Assets E,I
Expenses before reductions	.88% A	.96%	1.04%	1.38% A
Expenses net of fee waivers, if any	.88% A	.96%	1.00%	1.05% A
Expenses net of all reductions	.87% A	.94%	.93%	1.01% A
Net investment income (loss)	.46% A	.33%	.29% G	(.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 402,544	$ 308,470	$ 136,879	$ 6,757
Portfolio turnover rate F	150% A	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .10%.

H For the period August 12, 2004 (commencement of operations) to December 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) (formerly of Fidelity Advisor Series II) and is authorized to issue an unlimited number of shares. Effective, April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Advisor Series I effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 347,989,207
Unrealized depreciation	(40,886,009)
Net unrealized appreciation (depreciation)	$ 307,103,198
Cost for federal income tax purposes	$ 1,778,496,283

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

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4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,481,128,068 and $1,346,688,670, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. Shareholders will be asked to vote on the new contract on or about May 21, 2008. If approved by the shareholders, the new contract will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 635,625	$ 81,058
Class T	.25%	.25%	1,620,322	56,184
Class B	.75%	.25%	488,240	368,140
Class C	.75%	.25%	1,194,159	461,347
			$ 3,938,346	$ 966,729

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 226,125
Class T	47,568
Class B*	94,855
Class C*	22,144
$ 390,692

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 740,965.29
Class T	685,948.21
Class B	146,765.30
Class C	335,633.28
Institutional Class	489,297.27
	$ 2,398,608

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15,957 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2,030 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds Net income from lending portfolio securities during the period amounted to $470,115.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $146,272 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses.

During the period, these credits reduced the Fund's custody expenses by $1,577. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 4,487
Institutional Class	989
$ 5,476

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to

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10. Other - continued

Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

From net realized gain	Six months ended June 30, 2007	Year ended December 31, 2006
Class A	$ 2,564,306	$ 3,800,960
Class T	3,427,446	5,424,605
Class B	525,464	738,882
Class C	1,251,006	1,670,161
Institutional Class	1,840,932	2,589,428
Total	$ 9,609,154	$ 14,224,036

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Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Class A
Shares sold	8,437,681	18,587,542	$ 142,509,935	$ 289,657,738
Reinvestment of distributions	146,841	223,338	2,428,760	3,568,102
Shares redeemed	(3,950,105)	(4,384,797)	(67,014,746)	(68,328,760)
Net increase (decrease)	4,634,417	14,426,083	$ 77,923,949	$ 224,897,080
Class T
Shares sold	5,869,882	21,796,859	$ 98,237,534	$ 339,053,741
Reinvestment of distributions	202,023	331,034	3,329,345	5,268,337
Shares redeemed	(6,251,081)	(6,376,099)	(106,032,796)	(98,959,520)
Net increase (decrease)	(179,176)	15,751,794	$ (4,465,917)	$ 245,362,558
Class B
Shares sold	733,337	2,954,129	$ 12,180,512	$ 45,610,741
Reinvestment of distributions	30,049	43,502	489,801	687,801
Shares redeemed	(741,973)	(1,049,101)	(12,296,727)	(16,096,166)
Net increase (decrease)	21,413	1,948,530	$ 373,586	$ 30,202,376
Class C
Shares sold	2,556,879	7,967,118	$ 42,376,073	$ 122,997,971
Reinvestment of distributions	66,469	91,550	1,084,115	1,449,027
Shares redeemed	(1,422,653)	(1,979,910)	(23,728,680)	(30,102,202)
Net increase (decrease)	1,200,695	6,078,758	$ 19,731,508	$ 94,344,796
Institutional Class
Shares sold	5,373,321	12,236,447	$ 90,797,575	$ 192,546,124
Reinvestment of distributions	101,018	147,912	1,679,938	2,374,140
Shares redeemed	(2,271,154)	(2,754,968)	(38,738,253)	(43,048,756)
Net increase (decrease)	3,203,185	9,629,391	$ 53,739,260	$ 151,871,508

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Mid Cap II Fund

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in July 2007. The Board considered that in December 2006, the Board voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract, among other things, will add a performance adjustment component to the management fee that FMR receives from the fund under the fund's existing management contract.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another, with the understanding that the fund will submit an Amended Contract to shareholders on May 21, 2008, following the reorganization.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AMPI-USAN-0807
1.801447.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 5, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 5, 2007